Financial assets at fair value through profit or loss - Breakdown by issuing entity and credit rating (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Nominal value	€ 8,340
Fair value	8,251
Financial assets held for trading
Financial assets at fair value through profit or loss
Nominal value	6,559
Fair value	6,487
Financial assets held for trading | Quoted bonds issued by sovereign states
Financial assets at fair value through profit or loss
Nominal value	1,253
Fair value	1,244
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate
Financial assets at fair value through profit or loss
Nominal value	1,041
Fair value	1,030
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Italy
Financial assets at fair value through profit or loss
Nominal value	152
Fair value	€ 148
Rating - Moody's	Baa3
Rating - S&P	BBB
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Germany
Financial assets at fair value through profit or loss
Nominal value	€ 60
Fair value	€ 60
Rating - Moody's	Aaa
Rating - S&P	AAA
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | France
Financial assets at fair value through profit or loss
Nominal value	€ 75
Fair value	€ 76
Rating - Moody's	Aa2
Rating - S&P	AA
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Spain
Financial assets at fair value through profit or loss
Nominal value	€ 179
Fair value	€ 179
Rating - Moody's	Baa1
Rating - S&P	A
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Chile
Financial assets at fair value through profit or loss
Nominal value	€ 125
Fair value	€ 120
Rating - Moody's	A2
Rating - S&P	A
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | United States of America
Financial assets at fair value through profit or loss
Nominal value	€ 301
Fair value	€ 300
Rating - Moody's	Aaa
Rating - S&P	AA+
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Other
Financial assets at fair value through profit or loss
Nominal value	€ 149
Fair value	€ 147
Rating - Moody's	from Aaa to A3
Rating - S&P	from AAA to A-
Financial assets held for trading | Quoted bonds issued by sovereign states | Floating rate
Financial assets at fair value through profit or loss
Nominal value	€ 212
Fair value	214
Financial assets held for trading | Quoted bonds issued by sovereign states | Floating rate | Italy
Financial assets at fair value through profit or loss
Nominal value	205
Fair value	€ 207
Rating - Moody's	Baa3
Rating - S&P	BBB
Financial assets held for trading | Quoted bonds issued by sovereign states | Floating rate | Other
Financial assets at fair value through profit or loss
Nominal value	€ 7
Fair value	€ 7
Rating - Moody's	Aaa
Rating - S&P	AAA
Financial assets held for trading | Other Bonds
Financial assets at fair value through profit or loss
Nominal value	€ 5,306
Fair value	5,243
Financial assets held for trading | Other Bonds | Fixed rate
Financial assets at fair value through profit or loss
Nominal value	3,055
Fair value	2,996
Financial assets held for trading | Other Bonds | Fixed rate | Quoted bonds issued by industrial companies
Financial assets at fair value through profit or loss
Nominal value	1,210
Fair value	€ 1,195
Rating - Moody's	from Aa1 to Baa3
Rating - S&P	from AA+ to BBB-
Financial assets held for trading | Other Bonds | Fixed rate | Quoted bonds issued by financial and insurance companies
Financial assets at fair value through profit or loss
Nominal value	€ 804
Fair value	€ 762
Rating - Moody's	from Aaa to Baa3
Rating - S&P	from AAA to BBB-
Financial assets held for trading | Other Bonds | Fixed rate | Other bond
Financial assets at fair value through profit or loss
Nominal value	€ 1,041
Fair value	€ 1,039
Rating - Moody's	from Aaa to Baa3
Rating - S&P	from AAA to BBB-
Financial assets held for trading | Other Bonds | Floating rate
Financial assets at fair value through profit or loss
Nominal value	€ 2,251
Fair value	2,247
Financial assets held for trading | Other Bonds | Floating rate | Quoted bonds issued by industrial companies
Financial assets at fair value through profit or loss
Nominal value	643
Fair value	€ 647
Rating - Moody's	from Aa2 to Baa3
Rating - S&P	from AA to BBB-
Financial assets held for trading | Other Bonds | Floating rate | Quoted bonds issued by financial and insurance companies
Financial assets at fair value through profit or loss
Nominal value	€ 998
Fair value	€ 988
Rating - Moody's	from Aa1 to Baa3
Rating - S&P	from AA+ to BBB-
Financial assets held for trading | Other Bonds | Floating rate | Other bond
Financial assets at fair value through profit or loss
Nominal value	€ 610
Fair value	€ 612
Rating - Moody's	from Aaa to Baa2
Rating - S&P	from AAA to BBB
Other financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Nominal value	€ 1,781
Fair value	€ 1,764
Rating - Moody's	Aaa
Rating - S&P	AAA